Organization and principal activities - Additional information (Detail)			12 Months Ended
	Jul. 17, 2019 USD ($) shares	Feb. 03, 2016 CNY (¥)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 $ / shares	Jan. 05, 2018 $ / shares shares	May 08, 2015 CNY (¥)
Registered capital			$ 3,166		¥ 5,148	¥ 22,144
Cash consideration paid			$ 1,574,286	¥ 11,012,762	¥ 57,971,520
Ordinary shares subscribed, par value | $ / shares			$ 0.0001				$ 0.0001
IPO [Member]
Shares Issued | shares	4,492,473
Net Issue Proceeds | $	$ 497,300,000
IPO [Member] | American Depositary Shares [Member]
Shares Issued | shares	44,924,730
2016 Restructuring [Member] | Guangzhou Douyu Internet Technology Co., Ltd [Member]
Cash and cash equivalents not transferred		¥ 2,600,000
Tax assets not transferred		9,000,000
Cash consideration paid		1,900,000
Cash and deductible tax assets retained		11,600,000
2016 Restructuring [Member] | Wuhan Douyu Internet Technology [Member]
Registered capital									¥ 10,000,000
Cash consideration paid		¥ 1,900,000
2018 Restructuring [Member]
Ordinary shares subscribed | shares								8,188,790
Ordinary shares subscribed, par value | $ / shares								$ 0.0001